SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
AbbVie Savings Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting	Basis of Accounting The financial statements have been prepared using the accrual basis of accounting.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results may differ from those estimates.

Investment Valuation

Investment Valuation

Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan uses the following methods and significant assumptions to estimate the fair value of investments:

Interest bearing cash - Valued at its holding amount.

Common stock, mutual funds and collective trust funds - Valued at the published net asset value (“NAV”) or market price per share.

Self-directed brokerage accounts – Include various securities, mainly consisting of cash and cash equivalents, common stock, exchange-traded funds, and mutual funds, which are valued at the closing price reported in the active market in which the securities are traded.

The fair value hierarchy under the accounting standard for fair value measurements consists of the following three levels:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the Plan has the ability to access;
●	Level 2 – Valuations based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuations in which all significant inputs are observable in the market; and
●	Level 3 – Valuations using significant inputs that are unobservable in the market and include the use of judgment by the company’s management about the assumptions market participants would use in pricing the asset or liability.

The following tables set forth the fair value hierarchy levels of the Plan’s assets at fair value at December 31, (dollars in thousands):

	Basis of Fair Value Measurement
2025	Level 1	Level 2	Level 3	Total
Interest bearing cash	$25	$—	$—	$25
Common stock	3,047,016	—	—	3,047,016
Mutual funds	5,288	—	—	5,288
Collective trust funds	12,461,950	—	—	12,461,950
Self-directed brokerage accounts	204,031	—	—	204,031
Total assets at fair value	$15,718,310	$—	$—	$15,718,310

	Basis of Fair Value Measurement
2024	Level 1	Level 2	Level 3	Total
Interest bearing cash	$93	$—	$—	$93
Common stock	2,583,223	—	—	2,583,223
Mutual funds	3,255	—	—	3,255
Collective trust funds	10,447,456	—	—	10,447,456
Self-directed brokerage accounts	149,210	—	—	149,210
Total assets at fair value	$13,183,237	$—	$—	$13,183,237

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid balance plus any accrued but unpaid interest. Delinquent loans are reclassified as distributions based upon the terms of the Plan. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.

Investment Income Recognition

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net realized and unrealized appreciation/depreciation is recorded in the accompanying statement of changes in net assets available for benefits as net appreciation in fair value of investments.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
AbbVie Puerto Rico Savings Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting	Basis of Accounting The financial statements have been prepared using the accrual basis of accounting.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results may differ from those estimates.

Investment Valuation

Investment Valuation

Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan uses the following methods and significant assumptions to estimate the fair value of investments:

Common stock, mutual funds and collective trust funds - Valued at the published net asset value (“NAV”) or market price per share.

Self-directed brokerage accounts – Include various securities, mainly consisting of cash and cash equivalents, common stock, and exchange-traded funds, which are valued at the closing price reported in the active market in which the securities are traded.

The fair value hierarchy under the accounting standard for fair value measurements consists of the following three levels:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the Plan has the ability to access;
●	Level 2 – Valuations based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuations in which all significant inputs are observable in the market; and
●	Level 3 – Valuations using significant inputs that are unobservable in the market and include the use of judgment by the company’s management about the assumptions market participants would use in pricing the asset or liability.

The following tables set forth the fair value hierarchy levels of the Plan’s assets at fair value at December 31, (dollars in thousands):

	Basis of Fair Value Measurement
2025	Level 1	Level 2	Level 3	Total
Common stock	$329,280	—	—	$329,280
Mutual funds	8,595	—	—	8,595
Collective trust funds	325,555	—	—	325,555
Self-directed brokerage accounts	1,850	—	—	1,850
Total assets at fair value	$665,280	$—	$—	$665,280

	Basis of Fair Value Measurement
2024	Level 1	Level 2	Level 3	Total
Common stock	$276,713	—	—	$276,713
Mutual funds	41,065	—	—	41,065
Collective trust funds	233,155	—	—	233,155
Self-directed brokerage accounts	1,571	—	—	1,571
Total assets at fair value	$552,504	$—	$—	$552,504

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid balance plus any accrued but unpaid interest. Delinquent loans are reclassified as distributions based upon the terms of the Plan. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.

Investment Income Recognition

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net realized and unrealized appreciation/depreciation is recorded in the accompanying statement of changes in net assets available for benefits as net appreciation in fair value of investments.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.